INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

	Year ended December 31,
	2024	2023	2022

Domestic	$133,707	$25,408	$(486,294)
Foreign	18,218	12,431	18,451

Income (loss) before taxes on income	$151,925	$37,839	$(467,843)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2024	2023
Deferred tax assets:

Net operating loss carryforward and credits	$6,574	$17,417
Operating lease liabilities	46,203	54,861
Research and development expenses carryforward	8,479	13,685
Share-based compensation	55,301	54,310
Depreciation differences	—	352
Accrued employees costs	4,780	4,138
Other	2,041	2,779

Deferred tax assets	123,378	147,542

Valuation allowance	(72,814)	(91,616)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	766	5,277
Property and equipment	941	1,972
Operating lease ROU assets	46,897	52,502
Acquired intangible assets	2,154	2,057
Other	1,771	1,285

Deferred tax liabilities	$52,529	$63,093

Deferred tax liabilities, net	$1,965	$7,167

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term liabilities	$1,965	$7,167

Schedule of Components of Income Tax Expense (Benefit)

	Year ended December 31,
	2024	2023	2022

Current	$12,650	$10,686	$14,917
Deferred	953	(5,984)	(57,897)

	$13,603	$4,702	$(42,980)

Domestic	$6,664	$538	$(55,456)
Foreign	6,939	4,164	12,476

	$13,603	$4,702	$(42,980)

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes on income	$151,925	$37,839	$(467,843)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense (benefit)	34,943	8,703	(107,604)

Change in valuation allowance	(18,717)	9,273	18,179
Share-based compensation	(740)	1,236	3,132
Non-deductible expenses and other permanent differences	2,146	(8,265)	939
Effect of subsidiaries with different tax rates	2,597	4,597	1,859
Preferred enterprise benefits	(14,881)	(7,709)	39,108
Income taxes related to prior years	1,336	(1,001)	(2,375)
Uncertain tax positions	6,068	(1,587)	3,894
Other	851	(545)	(112)

Income tax expense (benefit)	$13,603	$4,702	$(42,980)

Schedule of Unrecognized Tax Benefits Roll Forward

	Year ended December 31,
	2024	2023	2022

Opening balance	$1,802	$3,338	$5,669
Additions based on tax positions related to prior year	1,764	—	63
Additions based on tax positions related to current year	2,858	886	2,645
Decreases based on tax positions related to prior year	—	(2,422)	(5,039)

Closing balance	$6,424	$1,802	$3,338